REVENUE (Tables)	12 Months Ended
Mar. 31, 2022
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DISAGGREGATES REVENUES

The following table disaggregates the Company’s revenue by major source for the years ended March 31:

	2022	2021
Revenue:
Oil and Gas Production	$5,038,855	$2,362,577
Other income	7,704	10,905
	$5,046,559	$2,373,482